Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognized By Product and Services - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total revenue	$ 24,590	$ 12,260	$ 66,887	$ 48,974	$ 66,475	$ 68,816	$ 29,378
Solar energy system installations [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	23,915	11,120	64,511	46,214	62,896	66,958	29,378
Software enhanced services [Member]
Disaggregation Of Revenue [Line Items]
Total revenue	$ 675	$ 1,140	$ 2,376	$ 2,760	$ 3,579	$ 1,858	$ 0